BBH TRUST

                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7010

                                     September 5, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE:  BBH TRUST (the "Trust")
BBH Tax Free Short/Intermediate Fixed Income Fund
1933 Act File No. 33-48606
1940 Act File No. 811-03779

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated August 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 15 on September 4, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                Very truly yours,


                                                /s/ Gail C. Jones
                                                Gail C. Jones
                                                Assistant Secretary